Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Supplemental Information Related to Operating Leases

The following table presents supplemental information related to operating leases:

	For the year ended December 31,
	2023	2024	2025
Weighted-average remaining lease term (years)	1.58	1.91	1.21
Weighted average incremental borrowing rate	4.67%	4.23%	3.32%

Schedule of Undiscounted Future Minimum Payments

The undiscounted future minimum payments under the Company’s operating lease liabilities and reconciliation to the operating lease liabilities recognized on the consolidated balance sheet was as below:

	2025	2025
	RMB	US$
2025	1,410	202
2026	146	21
2027 and after	—	—
Total undiscounted cashflows	1,556	223
Less: imputed interest	29	4
Present value of lease liabilities	1,527	219